BETTER 10Q - CORPORATE LINE OF CREDIT AND PRECLOSING BRIDGE NOTES - Corporate Line of Credit and Amended Corporate Line of Credit (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Oct. 11, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021
Line of Credit Facility [Line Items]
Outstanding borrowings			$ 118,584			$ 144,403	$ 149,022
Amortization of deferred debt issuance costs and discount and other debt servicing fees			476	$ 133,428		273,048	19,592
Principal repayments			22,847	5,000		5,000	0
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Outstanding borrowings			123,600			146,400	151,400
Unamortized debt discount and debt issuance costs			5,000			2,000	2,400
Interest expense on debt			6,200	6,600		13,200	11,400
Interest expense, line of credit			5,400	6,000		12,100	10,200
Amortization of deferred debt issuance costs and discount and other debt servicing fees			800	$ 600		1,100	1,000
Principal repayments			$ 22,800			5,000	0
Fixed interest rate								8.00%
Term			45 days
Escrow eeposit			$ 7,000
Make-whole payable			4,700			$ 5,200	$ 17,200
Line of Credit | Revolving Credit Facility | 2023 Credit Facility, Tranche AB
Line of Credit Facility [Line Items]
Outstanding borrowings			$ 96,700
Fixed interest rate			8.50%
Line of Credit | Revolving Credit Facility | 2023 Credit Facility, Tranche C
Line of Credit Facility [Line Items]
Outstanding borrowings			$ 26,900
Monthly payment if commitments to raise equity or debt obtained			5,000
Commitments to raise equity or debt, period one			250,000
Commitments to raise equity or debt, period two			200,000
Monthly payment if commitments to raise equity or debt not obtained			$ 12,500
Line of Credit | Revolving Credit Facility | Subsequent event
Line of Credit Facility [Line Items]
Outstanding borrowings					$ 126,400
Principal repayments	$ 5,400	$ 12,900			20,000
Repayment of principal	110,700
Repayment of line of credit, sale of pledged Company funded LHFS	98,400
Repayment of line of credit, escrow deposit	7,000
Payment of make-whole amount	$ 4,500
Line of Credit | Revolving Credit Facility | Subsequent event | 2023 Credit Facility, Tranche AB
Line of Credit Facility [Line Items]
Outstanding borrowings					99,900
Line of Credit | Revolving Credit Facility | Subsequent event | 2023 Credit Facility, Tranche C
Line of Credit Facility [Line Items]
Outstanding borrowings					$ 26,500
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) | 2023 Credit Facility, Tranche C
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)			9.50%